Advances to Suppliers and Other Current Assets (Details) ¥ in Millions			1 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 28, 2026 USD ($)	Sep. 28, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Sep. 28, 2023 USD ($)	Sep. 28, 2023 CNY (¥)
Advances to Suppliers and Other Current Assets [Line Items]
Prepayment of projects	$ 22,475,067						$ 23,123,392
Fujian Xinchang Construction Engineering Co., Ltd [Member]
Advances to Suppliers and Other Current Assets [Line Items]
Construction contract amount					$ 19,670,000	¥ 140		$ 20,230,000	¥ 140
Paid for construction contract			$ 9,830,000	¥ 70
Nanping Golden Heaven [Member]
Advances to Suppliers and Other Current Assets [Line Items]
Construction contract amount								25,280,000	180
Paid for construction contract	$ 10,120,000	¥ 70	12,640,000	90
Construction Contract [Member] | Nanping Golden Heaven [Member]
Advances to Suppliers and Other Current Assets [Line Items]
Paid for construction contract | ¥				90
Other Current Assets [Member] | Nanping Golden Heaven [Member]
Advances to Suppliers and Other Current Assets [Line Items]
Construction contract amount								$ 26,010,000.00	¥ 180
Paid for construction contract			10,120,000	¥ 70
Construction Contract [Member] | Nanping Golden Heaven [Member]
Advances to Suppliers and Other Current Assets [Line Items]
Paid for construction contract			$ 13,010,000.00